OTHER INCOME AND EXPENSE - Other income (Details)	12 Months Ended
	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2021 COP ($) $ / $
Disclosure of analysis of single amount of discontinued operations [line items]
Foreign exchange gains (losses), net	$ 2,253,925,000,000	$ (1,825,718,000,000)	$ (491,415,000,000)
Share of profit of equity accounted investees, net of tax	371,397,000,000	372,777,000,000	300,217,000,000
Gain on sale of properties, plant and equipment	360,728,000,000	142,149,000,000	20,651,000,000
Dividends	126,274,000,000	119,888,000,000	153,969,000,000
Net gain (loss) on sale of debt and equity securities	108,773,000,000	(134,699,000,000)	83,640,000,000
Net gain (loss) on asset valuation	74,886,000,000	50,463,000,000	20,974,000,000
Gain on the sale of non-current assets held for sale	48,589,000,000	10,487,000,000	13,631,000,000
Other income	406,734,000,000	416,082,000,000	288,013,000,000
Total other income	$ 3,751,306,000,000	$ (848,571,000,000)	$ 389,680,000,000
Variation	(988.15)	829.04	548.66
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Other income		$ 137,427,000,000